RELATED PARTY TRANSACTIONS - Accounts payable - related parties (Details) - Related Party - USD ($)	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Accounts payable	$ 140,261	$ 1,387
Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts payable	90,946
Yue Yan (Shanghai) Digital Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts payable	31,679
Hangzhou Shilian Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Accounts payable	16,020
Others
RELATED PARTY TRANSACTIONS
Accounts payable	$ 1,616	$ 1,387